Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2014
Loan Servicing [Abstract]
LOAN SERVICING
LOAN SERVICING
Mortgage loans serviced for others are not reported as assets. The principal balances of these loans for the dates indicated are as follows:

	December 31,
	2014	2013
	(Dollars in thousands)
Mortgage loan portfolios serviced for:
FHLMC	$59,938	$64,718
FHLB	1,339	1,387
Total	$61,277	$66,105

Custodial escrow balances maintained in connection with serviced loans were $358,000 and $479,000, respectively, at December 31, 2014 and 2013.
Activity for capitalized mortgage servicing rights was as follows:

	Year Ended December 31,
	2014	2013
	(Dollars in thousands)
Servicing rights:
Beginning of year	$368	$344
Additions	33	92
Amortized to expense	(65)	(120)
Change in valuation allowance	15	52
End of year	$351	$368

Valuation allowance:
Beginning of year	$106	$158
Additions expensed	5	—
Reductions credited to expense	(20)	(52)
Direct write-downs	—	—
End of year	$91	$106
The weighted average amortization period for mortgage servicing rights was 3.95 years at December 31, 2014.

Activity in Capitalized Mortgage Servicing Rights
Activity for capitalized mortgage servicing rights was as follows:

	Year Ended December 31,
	2014	2013
	(Dollars in thousands)
Servicing rights:
Beginning of year	$368	$344
Additions	33	92
Amortized to expense	(65)	(120)
Change in valuation allowance	15	52
End of year	$351	$368

Valuation allowance:
Beginning of year	$106	$158
Additions expensed	5	—
Reductions credited to expense	(20)	(52)
Direct write-downs	—	—
End of year	$91	$106

Loan Portfolios Serviced [Text Block]
Mortgage loans serviced for others are not reported as assets. The principal balances of these loans for the dates indicated are as follows:

	December 31,
	2014	2013
	(Dollars in thousands)
Mortgage loan portfolios serviced for:
FHLMC	$59,938	$64,718
FHLB	1,339	1,387
Total	$61,277	$66,105